DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Cybersecurity Select Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Industrials - 1.1%
My EG Services Bhd
(Cost $53,469)	344,600	$59,042

Information Technology - 98.8%
A10 Networks, Inc.	2,671	39,771
Ahnlab, Inc.	394	19,346
Akamai Technologies, Inc.*	833	87,540
Alarm.com Holdings, Inc.*	1,315	77,020
BlackBerry Ltd.*	18,096	100,849
Change Holdings, Inc.	2,800	39,639
Check Point Software Technologies Ltd.*	1,815	244,281
Chindata Group Holdings Ltd., ADR*	5,705	47,751
Clear Secure, Inc., Class A	3,314	72,046
Computacenter PLC	2,056	56,795
Crowdstrike Holdings, Inc., Class A*	1,565	255,142
CyberArk Software Ltd.*	1,445	239,928
Darktrace PLC*	16,600	75,662
Datadog, Inc., Class A*	772	74,483
Digital Arts, Inc.	760	25,188
DXC Technology Co.*	2,870	59,524
Dynatrace, Inc.*	1,474	71,047
Everbridge, Inc.*	2,302	57,113
F5, Inc.*	518	84,776
Fastly, Inc., Class A*	4,750	113,002
Fortinet, Inc.*	3,075	185,146
GDS Holdings Ltd., ADR*	6,250	74,750
InterDigital, Inc.	815	70,669
NCC Group PLC	12,238	15,461
NEC Corp.	1,600	84,470
NEC Networks & System Integration Corp.	3,300	44,042
NET One Systems Co. Ltd.	3,650	71,578
Netcompany Group A/S, 144A*	1,958	74,334
NetScout Systems, Inc.*	2,479	70,974
New Relic, Inc.*	1,150	97,876
NEXTDC Ltd.*	20,550	180,207
Okta, Inc.*	3,210	268,067
OneSpan, Inc.*	1,861	22,797
Otsuka Corp.	1,950	86,996
Palo Alto Networks, Inc.*	875	212,887
Qualys, Inc.*	1,676	260,869
Radware Ltd.*	730	12,614
Rapid7, Inc.*	3,925	197,781
SentinelOne, Inc., Class A*	14,803	246,174
Software AG*	2,150	74,205
Systena Corp.	17,300	32,084
TeamViewer AG, 144A*	4,950	92,004
Tenable Holdings, Inc.*	4,490	203,711
Trend Micro, Inc.	4,640	197,252
Varonis Systems, Inc.*	4,350	138,896
VMware, Inc., Class A*	535	90,297
Zscaler, Inc.*	1,550	241,878

(Cost $4,984,340)		5,188,922

TOTAL COMMON STOCKS (Cost $5,037,809)		5,247,964

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(a)
(Cost $404)	404	404

TOTAL INVESTMENTS - 99.9%
(Cost $5,038,213)		$5,248,368
Other assets and liabilities, net - 0.1%		4,993

NET ASSETS - 100.0%		$5,253,361

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 7/13/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(a)
—	4,502,602	(4,502,198)	—	—	611	—	404	404

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,247,964	$—	$—	$5,247,964
Short-Term Investments(a)	404	—	—	404

TOTAL	$5,248,368	$—	$—	$5,248,368

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

PSWD-PH1

R-089711-1 (5/24) DBX005195 (5/24)